Income taxes	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Income taxes
15.     Income taxes
Loss before taxes was derived from the following sources:

	For the year ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Domestic	(3,808,877)	(4,487,856)	(2,961,844)
Foreign	—	—	—

	(3,808,877)	(4,487,856)	(2,961,844)

The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Domestic:
Current tax expense	(33,726)	(26,896)	(29,525)
Deferred tax (expense) / benefit	—	(24,341)	16,099

Income tax expense for year	(33,726)	(51,237)	(13,426)

The deferred tax (expense) / benefit was calculated as follows:

	For the year ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Non tonnage tax trade—net loss	—	—	126,873
Tax at 12.5%	—	—	15,859
Other	—	—	240
Change in valuation allowance	—	(24,341)	—

Deferred tax (expense) / benefit	—	(24,341)	16,099

All domestic tax arises under the Irish tax jurisdiction. There is no direct relationship between the provision for income taxes and income or loss before income taxes for companies availing of the tonnage tax election in Ireland because Ireland operates a tonnage taxation regime which computes Irish corporation tax by reference to the weight of the ships rather than accounting profits. Accordingly, a reconciliation between the income tax expense and the income tax calculated based on net income at the Irish statutory rate, has not been presented herein as it would not provide additional useful information to users of the consolidated financial statements. All current elections are valid until a minimum of December 31, 2023. All tax years are open to audit by tax authorities.
Reconciliation of deferred tax asset:

	For the year ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Cumulative non tonnage tax trade—net loss	—	189,531	189,531
Deferred tax at 12.5%	—	23,691	23,691
Other	—	650	650

Total deferred tax assets	—	24,341	24,341
Valuation allowance	—	(24,341)	—

Net deferred tax asset	—	—	24,341

In the year ended December 31, 2012 Ardmore established a valuation allowance against deferred tax assets because Ardmore believed it was more likely than not that the full amount of the deferred tax assets generated primarily by non-tonnage trading losses would not be realized through the generation of taxable income in future periods.